Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Net income/(loss) per share
Schedule of basic and diluted net income/(loss) per share
Basic and diluted net income/(loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2020	2021	2022
Numerator:
Net income/(loss) attributable to ordinary shareholders — basic (RMB in millions)	49,405	(3,560)	10,380
Impact of subsidiaries’ diluted earnings (RMB in millions)	(157)	(2)	(170)

Net income/(loss) attributable to ordinary shareholders — diluted (RMB in millions)	49,248	(3,562)	10,210
Denominator:
Weighted average number of shares — basic	3,021,808,985	3,107,436,665	3,125,571,110
Adjustments for dilutive options and RSUs	87,215,045	—	55,315,026

Weighted average number of shares — diluted	3,109,024,030	3,107,436,665	3,180,886,136
Basic net income/(loss) per share attributable to ordinary shareholders (RMB)	16.35	(1.15)	3.32
Diluted net income/(loss) per share attributable to ordinary shareholders (RMB)	15.84	(1.15)	3.21